Partners' Capital (Tables)	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
numbers of units outstanding
The numbers of units outstanding as of March 31, 2013 and December 31, 2012, respectively, were as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
Limited partner common units	4,645	4,639
Limited partner subordinated units	4,526	4,526
General partner units	185	185